Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
CIK	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2020
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco DWA SmallCap Momentum ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWAS
Invesco KBW Bank ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWB
Invesco KBW High Dividend Yield Financial ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWD
Invesco KBW Premium Yield Equity REIT ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWY
Invesco KBW Property and Casualty Insurance ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWP
Invesco KBW Regional Banking ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KBWR
Invesco PureBeta MSCI USA ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBUS
Invesco PureBeta MSCI USA Small Cap ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSM
Invesco Russell 1000 Enhanced Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USEQ
Invesco Russell 1000 Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQAL
Invesco Russell 1000 Low Beta Equal Weight ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLB
Invesco SP 500 Enhanced Value ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPVU
Invesco SP 500 ex-Rate Sensitive Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XRLV
Invesco SP 500 High Beta ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPHB
Invesco SP 500 High Dividend Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPHD
Invesco SP 500 Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPLV
Invesco SP 500 Minimum Variance ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPMV
Invesco SP 500 Momentum ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPMO
Invesco SP 500 Revenue ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWL
Invesco SP MidCap 400 Revenue ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWK
Invesco SP MidCap Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XMLV
Invesco SP SmallCap 600 Revenue ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWJ
Invesco SP SmallCap Consumer Discretionary ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCD
Invesco SP SmallCap Consumer Staples ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCC
Invesco SP SmallCap Energy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCE
Invesco SP SmallCap Financials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCF
Invesco SP SmallCap Health Care ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCH
Invesco SP SmallCap High Dividend Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XSHD
Invesco SP SmallCap Industrials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCI
Invesco SP SmallCap Information Technology ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCT
Invesco SP SmallCap Low Volatility ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XSLV
Invesco SP SmallCap Materials ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCM
Invesco SP SmallCap Quality ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XSHQ
Invesco SP SmallCap Utilities and Communication Services ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCU
Invesco SP Ultra Dividend Revenue ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RDIV
Invesco Solar ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAN
Invesco 1-30 Laddered Treasury ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLW
Invesco California AMT-Free Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWZ
Invesco CEF Income Composite ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCEF
Invesco Fundamental High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHB
Invesco Fundamental Investment Grade Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFIG
Invesco National AMT-Free Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZA
Invesco New York AMT-Free Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZT
Invesco Preferred ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGX
Invesco PureBeta US Aggregate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBND
Invesco Senior Loan ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BKLN
Invesco Taxable Municipal Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAB
Invesco Treasury Collateral ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLTL
Invesco Variable Rate Preferred ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRP
Invesco VRDO Tax-Free Weekly ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PVI